OTHER LONG-TERM DEBT (Credit Line) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Outstanding capital lease liability		$ 60,277	$ 47,195
Outstanding capital lease liability, current		21,070	10,814
Operating lease cost		$ 8,113
Jazz [Member]
Line of Credit Facility [Line Items]
Term	5 years	5 years
Maximum borrowing amount		$ 70,000
Borrowing capacity	$ 70,000	70,000
Letters of credit outstanding amount		$ 1,000
Maturity date		Dec. 31, 2018
Minimum [Member] | Jazz [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.00%
Minimum [Member] | Jazz [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.25%
Maximum [Member] | Jazz [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.50%
Maximum [Member] | Jazz [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.75%
Office space operating facilities and vehicles [Member]
Line of Credit Facility [Line Items]
Operating lease cost		$ 8,045	$ 8,773	$ 8,809
TPSCo [Member]
Line of Credit Facility [Line Items]
Annual interest rate on lease		1.95%
TPSCo [Member] | Machinery and Equipment [Member]
Line of Credit Facility [Line Items]
Capital lease term		3 years